Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	$ 9,495	$ 9,275
Additions	4,569	5,541
Payments	(4,830)	(4,195)	$ (4,821)
Interest paid	(829)	(703)
Interest incurred	852	712
Disposals	(1,607)	(227)
Translation to presentation currency	653	(908)
Ending balance	8,303	9,495	9,275
Current	3,435	3,867	3,690
Non-current	4,868	5,628	5,585
Real estate
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	8,480	7,974
Additions	3,252	4,623
Payments	(4,140)	(3,455)
Interest paid	(611)	(513)
Interest incurred	619	522
Disposals	(1,499)	(35)
Translation to presentation currency	516	(636)
Ending balance	$ 6,617	$ 8,480	7,974
Weighted average rate p.a.	9.91%	6.78%
Vehicles
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	$ 1,015	$ 1,301
Additions	1,317	918
Payments	(690)	(740)
Interest paid	(218)	(190)
Interest incurred	233	190
Disposals	(108)	(192)
Translation to presentation currency	137	(272)
Ending balance	$ 1,686	$ 1,015	$ 1,301
Weighted average rate p.a.	18.47%	17.86%